Offerings - Offering: 1	Sep. 09, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.375% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2054
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 110,700.00
Offering Note	The registration fee of $110,700.00 is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's registration statement on Form S-3 filed with the Securities and Exchange Commission on December 5, 2023 (Registration Statement No. 333-275890), was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. The "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in such registration statement.